Shareholders' Equity (Narrative) (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options, shares	226,509
Number of stock options granted			154,600
Vesting period			4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted		1,034,934	86,500
Vesting period		4 years	4 years
Number of stock options vested		448,035